Filed Pursuant to Rule 497(e)
                                                Registration No. 333-00767


                               AMERINDO FUNDS INC.
                                 (the "Company")

                           AMERINDO INTERNET B2B FUND
                      AMERINDO HEALTH & BIOTECHNOLOGY FUND

                          Supplement dated June 4, 2003
              to Class D Shares Prospectus dated February 28, 2003
         and Statement of Additional Information dated February 28, 2003


         In connection with a combined proxy statement/prospectus (the "Proxy Statement/Prospectus") sent to all shareholders of record as of March 12, 2003 (the "Record Date") of the Company's Internet B2B Fund, the Internet B2B Fund's shareholders approved its proposed reorganization into the Company's Technology Fund at a meeting held on May 2, 2003. On May 9, 2003, in accordance with the Agreement and Plan of Reorganization included in the Proxy Statement/Prospectus, all of the assets and liabilities of the Company's Internet B2B Fund were transferred to the Company's Technology Fund and the Company received shares of the Company's Technology Fund in exchange thereof. As a result of these transactions, all Internet B2B Fund shareholders have become shareholders of the Company's Technology Fund and the Company's Internet B2B Fund is no longer offered for investment.

         In connection with the Proxy Statement/Prospectus sent to all shareholders of record of the Company's Health & Biotechnology Fund as of the Record Date, the Health & Biotechnology Fund's shareholders approved its proposed reorganization into the Company's Technology Fund at a meeting held on May 6, 2003. On May 9, 2003, in accordance with the Agreement and Plan of Reorganization included in the Proxy Statement/Prospectus, all of the assets and liabilities of the Company's Health & Biotechnology Fund were transferred to the Company's Technology Fund and the Company received shares of the Company's Technology Fund in exchange thereof. As a result of these transactions, all Health & Biotechnology Fund shareholders have become shareholders of the Company's Technology Fund and the Company's Health & Biotechnology Fund is no longer offered for investment.